Consolidated Statements of Operations and Comprehensive Income - USD ($)		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Income Statement [Abstract]
Revenue		$ 7,205,749	$ 7,370,545	$ 5,755,641
Cost of revenue		(6,876,093)	(5,194,697)	(4,271,468)
Gross profit		329,656	2,175,848	1,484,173
Operating expenses
General and administrative expenses		(1,539,572)	(878,189)	(251,493)
Total operating expenses		(1,539,572)	(878,189)	(251,493)
(Loss)/Income from operations		(1,209,916)	1,297,659	1,232,680
Other (expense)/income
Interest expense, net		(2,481)	(733)	(820)
Other income		9,052	63	7,790
Other (expense)/income, net		6,571	(670)	6,970
(Loss)/income before tax expense		(1,203,345)	1,296,989	1,239,650
Income tax expense		2,385	(270,671)	(183,067)
Net (loss)/income and total comprehensive (loss)/income		$ (1,200,960)	$ 1,026,318	$ 1,056,583
Net (loss)/income per share attributable to ordinary shareholders
Basic	[1]	$ (0.06)	$ 0.06	$ 0.07
Diluted	[1]	$ (0.06)	$ 0.06	$ 0.07
Weighted average number of ordinary shares used in computing net (loss)/income per share
Basic	[1],[2]	21,494,795	18,119,452	16,100,000
Diluted	[1],[2]	21,494,795	18,119,452	16,100,000

[1]	The shares and per share information are presented on a retroactive basis to reflect the Reorganization (See Note 14).
[2]	The shares and per share information are presented on a retroactive basis to reflect the Reorganization (see Note 1).